Consolidated Statements of Shareholders' Equity (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Member]
Acquisition of treasury stock, shares	69,838,000	83,468,900	126,856,850